RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2026
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
There have been no significant changes to the scope of related parties that were defined in the Company’s 2025 annual report on Form 20-F.
Transactions with ANTA Sports and subsidiaries were as follows:

	For the three months ended June 30,		For the six months ended June 30,
In millions	2026	2025	2026	2025
Purchases of goods and services from ANTA Sports and subsidiaries and costs reimbursed	$18.9	$14.2	$33.4	$23.8
Sales of goods and services to ANTA Sports and subsidiaries and costs recovered	23.2	12.0	34.4	19.4
Sales to ANTA Sports are generally based on the same terms and conditions that apply to sales to third parties.
Balances outstanding at the end of the respective reporting periods in relation to transactions with related parties (except for key management personnel) were as follows:

In millions	June 30, 2026	December 31, 2025
ANTA Sports and subsidiaries
Current payables	$21.9	$17.9
Current receivables	21.0	7.6
Entity controlled by a member of the board of directors of Amer Sports, Inc.
Right-of-use asset / Lease liability	2.9	0.7
Current payables to and receivables from ANTA Sports and subsidiaries have a short-term maturity, are interest free and are not secured.
Aircraft Lease Agreement
On May 1, 2026, Amer Sports Asia Services Limited, our wholly owned subsidiary, entered into a lease agreement (the “Lease”) with AT21 International Limited (“AT21”), an entity controlled by a close family member of the Chairman of our board of directors, for the use of a private aircraft (the “Aircraft”). The Aircraft will primarily be used by our Chief Executive Officer for business travel needs. The Lease provides for nominal consideration of $1 per year and has a one-year term, with an option to extend the term for one additional year. As the agreement is for nominal consideration for the right to use an identified asset, no right-of-use asset or lease liability has been recognized in the unaudited condensed consolidated interim financial statements.
Refer below for details of the aircraft reimbursement agreement between the Company and AT21.
Aircraft Reimbursement Agreements
On May 1, 2026, Amer Sports Asia Services Limited, our wholly owned subsidiary, entered into reimbursement agreements with (i) ANTA International Limited, a wholly owned subsidiary of ANTA Sports, and (ii) AT21. Under these agreements, such entities will reimburse the Company for their use of the Aircraft based on the hours used, at an agreed upon hourly rate, plus fuel expenses incurred. Each reimbursement agreement may be terminated by either party upon 90 days’ prior notice and terminates automatically upon termination of the Lease described above.
In May 2026, the Company agreed to reimburse ANTA International Limited, who had leased the Aircraft from AT21, approximately $1.6 million for the use of the Aircraft from January through April 2026, before the execution of the Lease described above.
Office Lease
On March 20, 2026, Amer Sports Canada Inc., our wholly owned subsidiary, entered into an agreement to rent approximately 21,100 square feet of office space in Vancouver, British Columbia, at a rate of approximately $0.6 million to $0.8 million per year from Low Tide Properties Ltd. Chip Wilson, a director of the Company, controls Low Tide Properties Ltd. The lease possession date was April 18, 2026, and rent commences on October 18, 2026. The lease expires on May 31, 2033, with an option to extend the term for an additional five years.